Segment Information - Results per Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 180,044	$ 190,218	$ 211,701
Sales of products	32,572	30,118	39,347
Time charter, voyage and port terminal expenses	(33,617)	(32,139)	(33,564)
Direct vessel expenses	(62,554)	(69,130)	(74,746)
Cost of products sold	(30,717)	(27,450)	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(23,322)	(23,105)	(24,146)
Amortization of intangible assets	(3,543)	(3,523)	(3,823)
Amortization of deferred drydock and special survey costs	(7,928)	(6,870)	(7,280)
General and administrative expenses	(16,665)	(14,294)	(14,008)
Provision of losses on accounts receivable	(569)	(1,304)	52
Taxes other than income taxes	(9,018)	(9,740)	(11,976)
Interest expense and finance cost, net	(28,347)	(24,240)	(27,082)
Interest income	238	815	569
Gain on sale of assets	1,064	0	0
Foreign exchange differences, net	(726)	1,722	219
Other income, net	2,725	61	235
Income/(loss) before income taxes	(363)	11,139	18,687
Income tax benefit/(expense)	3,468	(982)	3,551
Net income/(loss)	3,105	10,157	22,238
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	53,526	36,268	42,382
Sales of products	32,572	30,118	39,347
Time charter, voyage and port terminal expenses	(14,432)	(12,340)	(11,784)
Direct vessel expenses	0	0	0
Cost of products sold	(30,717)	(27,450)	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(5,238)	(3,533)	(3,431)
Amortization of intangible assets	(729)	(706)	(1,006)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(3,778)	(2,646)	(2,661)
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Interest expense and finance cost, net	(7,004)	(1,381)	(1,088)
Interest income	14	54	250
Gain on sale of assets	0
Foreign exchange differences, net	(406)	(78)	(638)
Other income, net	16	(98)	72
Income/(loss) before income taxes	23,824	18,208	24,632
Income tax benefit/(expense)	0	0	0
Net income/(loss)	23,824	18,208	24,632
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	48,130	52,637	63,345
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(1,866)	(2,098)	(2,659)
Direct vessel expenses	(32,017)	(33,596)	(41,831)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(2,940)	(2,667)	(4,645)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(5,148)	(3,765)	(4,810)
General and administrative expenses	(1,718)	(1,193)	(1,128)
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	(4,463)	(4,617)	(5,600)
Interest expense and finance cost, net	(4,784)	(4,894)	(5,273)
Interest income	0	0	0
Gain on sale of assets	0
Foreign exchange differences, net	144	1,184	679
Other income, net	0	0	(450)
Income/(loss) before income taxes	(4,662)	991	(2,372)
Income tax benefit/(expense)	(1,199)	(1,457)	(785)
Net income/(loss)	(5,861)	(466)	(3,157)
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	78,388	101,313	105,974
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(17,319)	(17,701)	(19,121)
Direct vessel expenses	(30,537)	(35,534)	(32,915)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(15,144)	(16,905)	(16,070)
Amortization of intangible assets	(2,814)	(2,817)	(2,817)
Amortization of deferred drydock and special survey costs	(2,780)	(3,105)	(2,470)
General and administrative expenses	(11,169)	(10,455)	(10,219)
Provision of losses on accounts receivable	(569)	(1,304)	52
Taxes other than income taxes	(4,555)	(5,123)	(6,376)
Interest expense and finance cost, net	(16,559)	(16,973)	(16,982)
Interest income	224	761	319
Gain on sale of assets	1,064
Foreign exchange differences, net	(464)	616	178
Other income, net	2,709	159	613
Income/(loss) before income taxes	(19,525)	(7,068)	166
Income tax benefit/(expense)	4,667	475	4,336
Net income/(loss)	$ (14,858)	(6,593)	4,502
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues		0	0
Sales of products		0	0
Time charter, voyage and port terminal expenses		0	0
Direct vessel expenses		0	0
Cost of products sold		0	0
Depreciation of vessels, port terminals and other fixed assets		0	0
Amortization of intangible assets		0	0
Amortization of deferred drydock and special survey costs		0	0
General and administrative expenses		0	0
Provision of losses on accounts receivable		0	0
Taxes other than income taxes		0	0
Interest expense and finance cost, net		(992)	(3,739)
Interest income		0	0
Foreign exchange differences, net		0	0
Other income, net		0	0
Income/(loss) before income taxes		(992)	(3,739)
Income tax benefit/(expense)		0	0
Net income/(loss)		$ (992)	$ (3,739)